Operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Text Block [Abstract]
Description of lease expiration	The Company entered into operating lease agreements for factory buildings, office spaces and employee dormitories including lease agreements with its related party, with various initial term expiration dates through 2022 and various renewal and termination options.
Operating lease liabilities	$ 3,448,226	$ 796,335
Operating lease right-of-use assets	$ 3,269,022	$ 916,036